LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JUNE 1, 2015

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A1, SCHEDULE A2, SCHEDULE B AND SCHEDULE C

Effective as of June 1, 2015, the following information supplements and replaces any information to the contrary in the Statement of Additional Information that appears in the section titled “Management” for each of the funds listed in Schedule A1, Schedule A2, Schedule B and Schedule C:

Kenneth D. Fuller is no longer a Trustee, President and Chief Executive Officer effective May 31, 2015, and Jane Trust became a Trustee, President and Chief Executive Officer effective June 1, 2015.

The business address of each Trustee (including each Trustee of the fund who is not an “interested person” of the fund (an “Independent Trustee”)) is c/o Jane Trust, Legg Mason, 11th Floor, 100 International Drive, Baltimore, Maryland 21202.

Information pertaining to Ms. Trust is set forth below:

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Jane Trust, CFA† Born 1962	Trustee, President and Chief Executive Officer	Since 2015	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 126 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); Senior Vice President of LMPFA (since 2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007).	117	None

*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.

†	Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Each of the Trustees, except for Ms. Trust, previously served as a trustee or director of certain predecessor funds in the Legg Mason-sponsored fund complex, and each Trustee, except for Ms. Trust, was thus initially selected by the board of the predecessor fund. Ms. Trust was selected to join the Board based upon her investment management and risk oversight experience as an executive and portfolio manager and leadership roles within Legg Mason and affiliated entities. The Board also considered her character and integrity, her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee, the fact that service as a Trustee would be consistent with requirements of the Trust’s retirement policies, and her status as a representative of Legg Mason.

Ms. Trust is an interested person of the fund. Independent Trustees constitute more than 75% of the Board.

As an interested person of the fund, Ms. Trust does not receive compensation from the fund for her service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

As of April 20, 2015, Ms. Trust did not own any securities in the funds (except for Western Asset Short Duration High Income Fund in which she held over $100,000 ) and the aggregate dollar range of securities she owned in other investment companies in the fund complex supervised by the Trustees was over $100,000.

The following information is added to the section of the Statement of Additional Information titled “Sales Charge Waivers and Reductions” for the funds listed in Schedule A1 and Schedule A2:

Initial Sales Charge Waivers. Purchases of Class A and/or Class A2 shares, as applicable, may be made at NAV without an initial sales charge in the following circumstances:

(h) sales through financial intermediaries who have entered into an agreement with LMIS to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers.

The following information supplements and replaces any information to the contrary in the

Statement of Additional Information that appears in the section titled “Waivers of Contingent Deferred Sales Charge” for the funds listed in Schedule A1 and Schedule B:

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% per month of the shareholder’s account balance at the time the withdrawals commence, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2 (except that shareholders of certain retirement plans or IRA accounts established prior to May 23, 2005 will be eligible to obtain a waiver of the contingent deferred sales charge on all funds held in those accounts at age 59 1/2 and may be required to demonstrate such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

The following information replaces the section of the Statement of Additional Information titled “Grandfathered Retirement Program with Exchange Features” for the funds listed in Schedule A1 and Schedule B:

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”) that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares or Class C1 shares, if applicable, for Class A shares of an applicable fund sold by the distributor, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors.

Under the Grandfathered Retirement Program, Class C shares and Class C1 shares of the fund may be purchased by plans investing less than $3,000,000. Class C shares and Class C1 shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances: For participating plans established with the fund or another fund in the Legg Mason family of funds (including funds for which LMPFA or any predecessor serves or has served as investment manager or administrator) prior to June 2, 2003, if such plan’s total Class C and Class C1 holdings in all non-money market funds sold by the distributor equal at least $1,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be permitted to exchange all of its Class C shares and Class C1 shares for Class A shares of the fund. For participating plans established with the fund or another fund in the Legg Mason family of funds (including funds for which LMPFA or any predecessor serves or has served as investment manager or administrator) on or after June 2, 2003, if such plan’s total Class C and Class C1 holdings in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be permitted to exchange all of its Class C shares and Class C1 shares for Class A shares of the fund.

Unless the exchange offer has been rejected in writing, the exchange will automatically occur within approximately 30 days after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares and Class C1 shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Unless the exchange has been rejected in writing, the exchange will automatically occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares and Class C1 shares, but instead may acquire Class A shares of the same fund. Any Class C shares and Class C1 shares not converted will continue to be subject to the distribution fee.

For further information regarding the Grandfathered Retirement Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C and Class C1 exchange privileges applicable to their plan.

SCHEDULE A1 and SCHEDULE A2

Fund Name	Date of SAI
SCHEDULE A1: LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2014
Western Asset Corporate Bond Fund	May 1, 2015
Western Asset Emerging Markets Debt Fund	June 30, 2014
Western Asset Global High Yield Bond Fund	May 1, 2015
Western Asset Global Strategic Income Fund	November 28, 2014
Western Asset Mortgage Backed Securities Fund	May 1, 2015
Western Asset Municipal High Income Fund	November 28, 2014
Western Asset Short Duration High Income Fund	November 28, 2014
Western Asset Short-Term Bond Fund	November 28, 2014

SCHEDULE A2: LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2014
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2015
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2015
Western Asset Intermediate-Term Municipals Fund	August 1, 2014
Western Asset Managed Municipals Fund	June 30, 2014
Western Asset Massachusetts Municipals Fund	March 3, 2015

Fund Name	Date of SAI
Western Asset New Jersey Municipals Fund	August 1, 2014
Western Asset New York Municipals Fund	August 1, 2014
Western Asset Oregon Municipals Fund	September 1, 2014
Western Asset Pennsylvania Municipals Fund	August 1, 2014
Western Asset Short Duration Municipal Income Fund	February 27, 2015

SCHEDULE B

Fund Name	Date of SAI
LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset California Tax Free Money Market Fund	December 29, 2014, supplemented March 2, 2015
Western Asset Connecticut Municipal Money Market Fund	December 29, 2014, supplemented March 2, 2015
Western Asset Government Reserves	December 29, 2014, supplemented March 2, 2015
Western Asset Liquid Reserves	December 29, 2014, supplemented March 2, 2015
Western Asset New York Tax Free Money Market Fund	December 29, 2014, supplemented March 2, 2015
Western Asset Tax Free Reserves	December 29, 2014, supplemented March 2, 2015
Western Asset U.S. Treasury Reserves	December 29, 2014, supplemented March 2, 2015

SCHEDULE C

Fund Name	Date of SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Term Yield Fund	November 28, 2014
Western Asset Ultra Short Obligations Fund	October 1, 2014

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series C Fund	March 1, 2015
Western Asset SMASh Series EC Fund	March 1, 2015
Western Asset SMASh Series M Fund	March 1, 2015
Western Asset Institutional AMT Free Municipal Money Market Fund	December 29, 2014
Western Asset Institutional Cash Reserves	December 29, 2014
Western Asset Institutional Government Reserves	December 29, 2014
Western Asset Institutional Liquid Reserves	December 29, 2014
Western Asset Institutional Tax Free Reserves	December 29, 2014
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 29, 2014
Western Asset Institutional U.S. Treasury Reserves	December 29, 2014
Western Asset Municipal High Income SMASh Fund	November 28, 2014

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Western Asset Premium Liquid Reserves	December 29, 2014
Western Asset Premium Tax Free Reserves	December 29, 2014
Western Asset Premium U.S. Treasury Reserves	December 29, 2014

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2014
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2015

Please retain this supplement for future reference.

LMFX165356

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